Note 12 - Warrants (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants [Abstract]
Warrant activity
A summary of the warrant activity during the six months ended June 30, 2020 is presented as follows:

Warrant class	Outstanding as of December 31, 2019	Issued	Exercised	Expired	Outstanding as of June 30, 2020
Class K Warrants	7,200,000	—	—	—	7,200,000
Class O Warrants	909,091	—	—	—	909,091
Class P Warrants	1,365,000	—	(1,000,000)	(100,000)	265,000
Common Stock Purchase Warrants	—	1,000,000	—	—	1,000,000
	9,474,091	1,000,000	(1,000,000)	(100,000)	9,374,091

A summary of warrants as of December 31, 2019 and 2018, is presented as follows:

Warrant class	Outstanding as of December 31, 2017	Issued	Exercised	Expired	Outstanding as of December 31, 2018	Issued	Exercised	Expired	Outstanding as of December 31, 2019
Class F Warrants	300,000	—	—	(300,000)	—	—	—	—	—
Class G Warrants	1,503,409	—	—	(1,503,409)	—	—	—	—	—
Class H Warrants	1,988,095	—	—	(1,988,095)	—	—	—	—	—
Class I Warrants	1,043,646	—	—	(1,043,646)	—	—	—	—	—
Class K Warrants	7,200,000	—	—	—	7,200,000	—	—	—	7,200,000
Class L Warrants	63,898,173	—	(6,639,834)	—	57,258,339	—	(57,133,339)	(125,000)	—
Class N Warrants	13,943,180	17,644,999	(1,136,364)	—	30,451,815	—	(29,951,815)	(500,000)	—
Class O Warrants	6,540,000	1,509,091	(120,000)	—	7,929,091	—	(6,549,090)	(470,910)	909,091
Class P Warrants	—	—	—	—	—	1,365,000	—	—	1,365,000
Series A Warrants	1,561,348	—	(405,666)	—	1,155,682	—	(1,092,936)	(62,746)	—
	97,977,851	19,154,090	(8,301,864)	(4,835,150)	103,994,927	1,365,000	(94,727,180)	(1,158,656)	9,474,091

Warrant exercise price per share
A summary of the warrant exercise price per share and expiration date is presented as follows:

	Exercise price/share	Expiration date
Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class O Warrants	$0.11	January2022
Class P Warrants	$0.20	June 2024
Common Stock Purchase Warrants	$0.35	June 2025

Fair Value of Common Stock Purchase Warrants
The fair value of the Common Stock Purchase Warrants is estimated on the date of grant using the Black-Scholes option pricing model which approximates the binomial model using the following weighted average assumptions for the six months ended June 30, 2020:

June 30, 2020
Weighted average contractual terms in years	2.5
Weighted average risk free interest rate	0.47%
Weighted average volatility	107.12%